SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Working Capital Items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Statement [Abstract]
Trade and other receivables	$ 23,232	$ (14,255)
Inventory	(10,973)	16,291
Trade and other payables	(10,117)	5,680
Provisions	(7,028)	1,470
Change in working capital	$ (4,886)	$ 9,186